STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Text Block]
5.	STOCK-BASED COMPENSATION

Stock-based compensation includes grants of stock options and purchase warrants to eligible directors, employees and consultants as determined by the Board of Directors.

Stock option plans - On March 27, 2007, the Board of Directors adopted the 2007 Stock Incentive Plan (the “Plan”). Under the terms of the Plan, options to purchase up to 6,000,000 shares of the common stock, subject to an increase each quarter equal to 15% of the increase in the total number of outstanding shares during the previous quarter, may be granted to officers, directors, employees and eligible consultants. As of December 31, 2013, the Company had granted 11,966,916 options under the Plan with a weighted average exercise price of $0.52 per option. As of December 31, 2013, 10,512,197 options were outstanding.

Stock warrants - Upon approval of the Board of Directors, the Company grants stock warrants to consultants for services performed.

Valuation of awards - At December 31, 2013, the Company had options outstanding that vest on three different types of vesting schedules:

1.	Service-based;

2.	Performance-based; and

3.	Market-based.

For service-based and performance-based stock option grants the Company utilizes the Binomial Lattice pricing model to estimate the fair values of options and warrants granted in exchange for services. For market-based stock option grants the Company utilizes a combination of a Monte Carlo simulation and a Trinomial Lattice function to estimate the fair values of options in exchange for services. The Company used the following assumptions to estimate the fair values of the options granted for the years ended December 31, 2013 and 2012:

	2013	2012

Dividend yield	-	-
Expected volatility	71.20% - 78.77%	70.84% - 82.80%
Risk-free interest rate	0.71% - 2.01%	0.11% - 1.96%
Expected life (years)	4.25 – 6.84	0.10 - 5.82

Inputs used in these models are determined as follows:

1.

The expected life represents the weighted-average period the awards are expected to remain outstanding and is a derived output of the option pricing models. The expected life is impacted by all of the underlying assumptions and calibration of the Company’s models.

2.	The requisite service period for market-based stock option awards is a derived output of the hybrid Monte Carlo-Trinomial Lattice model.

3.	Volatility is based on the average historical volatility levels of a representative peer group.

4.	The risk-free interest rate is based on the implied yield available on U.S. Treasury zero- coupon issues over the equivalent contractual lives of the options.

During the year ended December 31, 2013, the Company stock based awards as follows:

a)

On April 16, 2013, the Company granted non-qualified stock options to an independent director upon his appointment to the Board of Directors. The options were granted under the Plan for 225,000 shares of common stock at an exercise price of $0.41 per option. The options vest 75,000 each on June 30, 2013, September 30, 2013 and December 31, 2013. The options expire on the fifth anniversary of the date that they vest.

b)

On February 15, 2013, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 325,000 shares of common stock at an exercise price of $0.57 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

c)

On February 15, 2013, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 325,000 shares of common stock at an exercise price of $0.57 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

d)

On February 15, 2013, the Company granted non-qualified stock options to the Company’s independent director and certain executive officers under the Plan for an aggregate of 950,000 shares of common stock at an exercise price of $0.57 per option. The options vest 25% each on March 31, 2013, June 30, 2013, September 30, 2013 and December 31, 2013. The options expire on the fifth anniversary of the date that they vest. The options will automatically vest and become exercisable upon the occurrence of a change in control.

During the year ended December 31, 2012, the Company granted stock options as follows:

a)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the 2007 Stock Incentive Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

b)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the 2007 Stock Incentive Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

c)

On April 23, 2012, the Company granted non-qualified stock options to Company’s independent director under the 2007 Stock Incentive Plan for an aggregate of 200,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. The options will automatically vest and become exercisable upon the occurrence of a change in control.

d)

On April 23, 2012, the Company granted 200,000 options exercisable at $0.90 per share to the Company’s independent director. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

e)

On April 23, 2012, the Company granted 37,500 options exercisable at $0.90 per share to an employee. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

f)

On April 23, 2012, the Company granted 400,000 options and 100,000 options exercisable at $0.90 per share to consultants. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

The total expense for the years ended December 31, 2013 and 2012 related to the granting, vesting and modification of all stock-based compensation awards was $778,213 and $887,219, respectively. Such expenses are included in general and administrative expense and mineral exploration and evaluation expense.

The following table summarizes the Company’s stock-based compensation activity for the years ended December 31, 2013 and 2012:

				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2011	11,587,197	$0.41	$0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	0.37	0.60	3.58
Options/warrants granted	1,825,000	0.22	0.55	6.25
Options/warrants exercised	(500,000)	0.38	0.05	-
Options/warrants expired	-	-	-	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2013	15,312,197	$0.35	$0.62	3.13	$522,000

Exercisable, December 31, 2013	12,262,197	$0.35	$0.57	2.14	$522,000

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the year ended in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

The following table summarizes the changes of the Company’s stock-based compensation awards subject to vesting for the year ended December 31, 2013:

For the year ended December 31, 2013, the Company received $25,000 from the exercise of stock options; the related tax benefit was $34,300 and the intrinsic value was $98,000. For the year ended December 31, 2012, the Company received $5,000 from the exercise of stock options; the related tax benefit was $29,750 and the intrinsic value was $85,000.

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2012	2,600,000	$0.39
Granted	1,825,000	0.22
Vested	(1,375,000)	0.32

Unvested, December 31, 2013	3,050,000	$0.31

For the years ended December 31, 2013 and 2012, the total fair value of shares vested was $444,134 and $433,680, respectively. As of December 31, 2013, there was $127,832 of total unrecognized compensation cost related to unvested stock-based compensation awards. The weighted average period over which this cost will be recognized was 0.65 years as of December 31, 2013.